Other Expense By Nature - Summary of Other Miscellaneous Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cost And Expenses By Nature [Abstract]
Professional, outsourced and other services	$ (473,655)	$ (518,101)	$ (473,787)
Administrative expenses	(99,813)	(106,433)	(91,376)
Repairs and maintenance	(232,305)	(253,036)	(203,381)
Indemnities and fines	(8,886)	(11,535)	(11,966)
Taxes and charges	(24,470)	(25,673)	(20,548)
Insurance premiums	(39,525)	(38,755)	(37,793)
Leases and rental costs	(10,641)	(10,341)	(27,885)
Public relations and advertising	(9,175)	(11,811)	(12,737)
Other supplies and services	(161,673)	(155,940)	(126,511)
Travel expenses	(2,892)	(16,324)	(12,790)
Environmental expenses	(2,243)	(2,760)	(2,311)
Total	$ (1,065,278)	$ (1,150,709)	$ (1,021,085)